Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues	¥ 12,002,323	$ 1,690,492	¥ 12,704,172	¥ 14,575,719
Cost and expenses:
Cost of revenues	(7,025,394)	(989,506)	(7,421,419)	(8,383,431)
Research and development	(884,590)	(124,592)	(1,006,219)	(1,131,781)
Sales and marketing	(1,414,949)	(199,291)	(2,073,617)	(2,604,309)
General and administrative	(502,479)		(596,006)	(624,700)
Impairment loss on goodwill and intangible assets	0	0	0	(4,397,012)
Total cost and expenses	(9,827,412)	(1,384,162)	(11,097,261)	(17,141,233)
Other operating income	130,105	18,325	20,632	175,947
(Loss) income from operations	2,305,016	324,655	1,627,543	(2,389,567)
Interest income	436,253	61,445	368,879	384,279
Interest expense	(62,223)	(8,764)	(83,530)	(73,776)
Other gain or (loss), net	(26,685)	(3,759)	118,325	(16,000)
Income tax (expenses) benefits	(630,023)	(88,737)	(562,281)	(822,556)
Share of (loss) income on equity method investments	(70,643)	(9,950)	11,073	(8,084)
Net income (loss)	1,951,695	$ 274,890	1,480,009	(2,925,704)
Unallocated segment [Member]
Revenue from External Customer [Line Items]
Net revenues				0
Cost and expenses:
Cost of revenues				0
Research and development				0
Sales and marketing				0
General and administrative				0
Impairment loss on goodwill and intangible assets				(4,397,012)
Total cost and expenses				(4,397,012)
Other operating income				0
(Loss) income from operations				(4,397,012)
Interest income				0
Interest expense				0
Other gain or (loss), net				0
Income tax (expenses) benefits				0
Share of (loss) income on equity method investments				0
Net income (loss)				(4,397,012)
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues	10,798,507		11,335,094	12,541,205
Cost and expenses:
Cost of revenues	(6,404,042)		(6,704,020)	(7,301,048)
Research and development	(664,340)		(737,380)	(828,688)
Sales and marketing	(1,138,505)		(1,346,692)	(1,420,130)
General and administrative	(467,537)		(547,798)	(619,922)
Impairment loss on goodwill and intangible assets				0
Total cost and expenses	(8,674,424)		(9,335,890)	(10,169,788)
Other operating income	125,318		8,753	138,884
(Loss) income from operations	2,249,401		2,007,957	2,510,301
Interest income	435,451		368,051	383,028
Interest expense	(62,223)		(83,530)	(73,776)
Other gain or (loss), net	(26,685)		118,325	(16,000)
Income tax (expenses) benefits	(623,844)		(586,663)	(844,987)
Share of (loss) income on equity method investments	(70,643)		11,073	(8,084)
Net income (loss)	1,901,457		1,835,213	1,950,482
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues	1,196,559		1,367,853	2,029,184
Cost and expenses:
Cost of revenues	(599,348)		(714,936)	(1,044,852)
Research and development	(220,250)		(268,839)	(303,093)
Sales and marketing	(268,652)		(721,889)	(1,180,146)
General and administrative	(26,482)		(33,234)	18,401
Impairment loss on goodwill and intangible assets				0
Total cost and expenses	(1,114,732)		(1,738,898)	(2,509,690)
Other operating income	4,411		11,830	37,029
(Loss) income from operations	86,238		(359,215)	(443,477)
Interest income	713		544	1,091
Interest expense	0		0	0
Other gain or (loss), net	0		0	0
Income tax (expenses) benefits	(6,179)		24,382	22,431
Share of (loss) income on equity method investments	0		0	0
Net income (loss)	80,772		(334,289)	(419,955)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues	7,257		1,225	5,330
Cost and expenses:
Cost of revenues	(22,004)		(2,463)	(37,531)
Research and development	0		0	0
Sales and marketing	(7,792)		(5,036)	(4,033)
General and administrative	(8,460)		(14,974)	(23,179)
Impairment loss on goodwill and intangible assets				0
Total cost and expenses	(38,256)		(22,473)	(64,743)
Other operating income	376		49	34
(Loss) income from operations	(30,623)		(21,199)	(59,379)
Interest income	89		284	160
Interest expense	0		0	0
Other gain or (loss), net	0		0	0
Income tax (expenses) benefits	0		0	0
Share of (loss) income on equity method investments	0		0	0
Net income (loss)	¥ (30,534)		¥ (20,915)	¥ (59,219)